Subsequent Events	12 Months Ended
May. 31, 2015
Subsequent Events

Note 14 – Subsequent Events

On June 1, 2015, the Company, pursuant to its non-employee director compensation program, granted annual awards of stock options to its non-employee directors covering a total of 350,000 shares, with an exercise price of $0.975 per share and a five-year term. These options vest in equal quarterly installments over one year.

On June 11, 2015, the Company granted a stock option to the Chairman of the board of directors covering 250,000 shares with an exercise price of $0.97 and a five-year term. This option award was fully vested on the date of grant.

Also on June 11, 2015, the Company approved the issuance of the following warrants with an exercise price of $1.02 per share and a five-year term to: (i) a consultant covering 200,000 shares, as to which vest 50% in January of 2016 and January of 2017; (b) an advisor covering 10,000 shares and were fully vested upon issuance and (c) its clinical research organization covering 170,000 shares, as to which will be fully vested in February 2017, conditioned upon performance against numerous specific milestone dates.

Effective June 23, 2015, the Company, Alpha Venture Capital Management, LLC and Alpha Venture Capital Partners, LP (“AVCP”) entered into a Debt Conversion and Termination Agreement (the “Conversion and Termination Agreement”) pursuant to which (i) AVCP agreed to convert the $3,535,627.15 in aggregate indebtedness (the “Note Debt”) owed to AVCP as of June 23, 2015 under its two convertible notes in exchange for 5,237,966 shares of the Company’s common stock (the “Note Shares”); (ii) subject to the conversion of the Note Debt, the Company agreed to issue AVCP an additional five-year warrant award to purchase 1,000,000 shares of Common Stock at an exercise price of $0.675 per share (the “Inducement Warrant”); and (iii) subject to the AVCP’s receipt of the Note Shares and Inducement Warrant, the parties agreed to (a) terminate the subscription agreements; and (b) release and discharge each other party from all claims and obligations arising under the two convertible notes, the Note Debt and the subscription agreements.

On June 30, 2015, the Company granted annual awards of stock options to its two officers covering an aggregate of 350,000 shares with an exercise price of $0.90 per share and a five-year term, which vest ratably over three years. The Company also granted a stock option to an employee covering 50,000 shares with an exercise price of $0.90 per share and a five-year term, which vest ratably over three years.